Schedule of Investments PIMCO Municipal Income Fund III	March 31, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.4% ¤
MUNICIPAL BONDS & NOTES 165.4%
ALABAMA 8.4%
Alabama State Docks Department Revenue Bonds, Series 2010 6.000% due 10/01/2040	$1,000	$1,024
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (c)	19,000	17,776
6.500% due 10/01/2053	7,500	8,726
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	477
5.250% due 05/01/2044	1,000	968
		28,971
ARIZONA 6.6%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	4,070
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,714
5.000% due 07/01/2044	1,245	1,483
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	756
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	13,680
		22,703
CALIFORNIA 11.5%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2029	1,500	1,530
5.000% due 10/01/2042	3,260	3,326
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	12,000	13,491
California Health Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 08/15/2042	1,500	1,528
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,174
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	1,100	1,155
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,300	1,326
5.500% due 03/01/2040	3,200	3,209
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,665
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	3,000	3,185
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,802
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	695
San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,685
		39,771
COLORADO 4.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (d)	1,500	1,710
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2038 (d)	3,500	3,898
4.000% due 08/01/2044	2,000	2,005
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,413
Denver, Colorado City & County Certificates of Participation Bonds, Series 2008 0.750% due 12/01/2029	4,000	4,000
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	710
Regional Transportation District, Colorado Revenue Bonds, Series 2010 6.000% due 01/15/2034	500	503

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

		14,239
CONNECTICUT 0.4%
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010 7.875% due 04/01/2039	1,250	1,250
DISTRICT OF COLUMBIA 1.6%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	804
District of Columbia Revenue Bonds, (NPFGC Insured), Series 2002 2.780% due 08/01/2037	2,400	2,400
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	622
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,778
		5,604
FLORIDA 7.0%
Cape Coral, Florida Water & Sewer Revenue Bonds, (AGM Insured), Series 2011 5.000% due 10/01/2041	3,000	3,171
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	110	114
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 3.415% due 10/01/2039 (e)	5,000	5,145
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	4,227
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	1,120
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,821
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,624
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,192
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047 (d)	3,750	3,967
		24,381
GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,600	3,851
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (d)	3,000	3,394
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,155
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	10,456
		19,856
HAWAII 0.4%
Hawaii Pacific Health Revenue Bonds, Series 2010 5.500% due 07/01/2040	1,500	1,516
ILLINOIS 15.0%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	3,989
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,500	4,018
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	416
5.500% due 01/01/2042	1,000	1,030
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,507
5.500% due 01/01/2034	2,665	2,775
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,226
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	2,061
Chicago, Illinois Waterworks Revenue Bonds, Series 2012 4.000% due 11/01/2037	3,750	3,876
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (d)	3,000	3,086
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	1,030	852
5.250% due 12/01/2052 ^(a)	1,250	345
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	1,998
5.000% due 05/01/2041	1,500	1,514
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	7,000	7,295

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (b)	6,500	2,586
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (b)	2,500	667
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (d)	3,900	4,686
		51,927
INDIANA 1.1%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,662
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	1,105	1,177
		3,839
IOWA 0.2%
Iowa Finance Authority Revenue Bonds, Series 2014
2.000% due 05/15/2056 ^	76	1
5.400% due 11/15/2046 ^	385	379
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	350	346
		726
KANSAS 0.6%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (d)	2,000	2,147
		2,147
KENTUCKY 0.6%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010 6.375% due 06/01/2040	2,000	2,017
LOUISIANA 5.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	3,402
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (d)	4,000	4,419
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	1,500	1,531
6.000% due 10/01/2044	1,000	1,021
6.500% due 11/01/2035	400	401
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,118
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	4,749
		17,641
MARYLAND 2.0%
Baltimore County, Maryland General Obligation Bonds, Series 2018 4.000% due 03/01/2045 (d)	3,600	4,051
Maryland Economic Development Corp. Revenue Bonds, Series 2010 5.750% due 06/01/2035	1,000	1,007
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	700	725
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2011 6.000% due 07/01/2041	1,000	1,059
		6,842
MASSACHUSETTS 8.5%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,142
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,702
Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(a)	275	206
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 5.500% due 11/15/2056 (b)(f)	140	24
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (d)	2,500	2,692
5.000% due 01/01/2047	1,000	1,104
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	528
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (d)	3,000	3,677

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

University of Massachusetts Building Authority, Revenue Bonds, Series 2013 4.000% due 11/01/2043 (d)	15,745	16,342
		29,417
MICHIGAN 6.1%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (d)	3,000	3,297
4.000% due 12/01/2040 (d)	500	545
5.000% due 12/01/2031 (d)	1,200	1,430
5.000% due 12/01/2046 (d)	2,500	2,880
Michigan State University Revenue Bonds, Series 2000 4.980% due 08/15/2030	9,000	9,000
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2044	2,500	2,738
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (b)	12,500	443
Tender Option Bond Trust Receipts/Certificates, Michigan Revenue Notes, Series 2017 4.650% due 12/01/2024	900	900
		21,233
MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,968
MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2036	425	528
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	195	175
		703
NEBRASKA 1.9%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	5,500	6,617
NEVADA 2.4%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (d)	4,545	5,027
5.000% due 05/01/2048	2,000	2,429
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	11,000	982
		8,438
NEW JERSEY 7.8%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	5,213
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,500	4,897
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,148
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (b)	3,200	2,012
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	931
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,348
5.000% due 06/01/2046	8,500	8,284
5.250% due 06/01/2046	2,000	2,059
		26,892
NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2010 5.900% due 06/01/2040	1,000	1,002
NEW YORK 17.6%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.750% due 02/15/2047	5,000	5,190
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2047	3,000	3,130
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,189
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	5,500	5,635
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(a)	311	47
6.700% due 01/01/2049	863	718
New York City Industrial Development Agency, New York Revenue Bonds, (AGC Insured), Series 2009 7.000% due 03/01/2049	10,450	10,558

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015 0.750% due 02/01/2045	1,165	1,165
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	2,177
New York Liberty Development Corp. Revenue Bonds, Series 2011 5.000% due 11/15/2044	11,000	11,583
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,015
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	1,000	1,098
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	548
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2050	5,500	5,977
4.000% due 01/01/2053	620	672
New York State Urban Development Corp. Revenue Bonds, Series 2017 4.000% due 03/15/2046 (d)	7,000	7,587
Tender Option Bond Trust Receipts/Certificates, New York Revenue Notes, Series 2018 4.850% due 08/15/2025	750	750
		61,039
NORTH CAROLINA 2.6%
New Hanover County, North Carolina Revenue Bonds, Series 2011 5.000% due 10/01/2028	6,000	6,250
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,730
		8,980
OHIO 9.4%
Allen County, Ohio Revenue Bonds, Series 2010 5.000% due 06/01/2038	500	503
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,100
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007 6.250% due 06/01/2037	5,000	5,546
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (b)	26,000	2,889
5.000% due 06/01/2055	6,000	5,333
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (d)	9,310	10,212
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,500	1,617
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,543
		32,743
OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,600	1,799
PENNSYLVANIA 4.9%
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012 5.000% due 11/01/2044	6,600	6,910
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,566
Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	5,000	5,658
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,004
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012 5.625% due 07/01/2042	1,645	1,757
		16,895
PUERTO RICO 2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	7,624	1,812
4.750% due 07/01/2053	2,532	2,391
5.000% due 07/01/2058	4,460	4,348
		8,551
SOUTH CAROLINA 2.3%
South Carolina Ports Authority Revenue Bonds, Series 2010 5.250% due 07/01/2040	800	808
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,424

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

5.500% due 12/01/2053	1,750	1,907
		8,139
TENNESSEE 1.0%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009 6.625% due 10/01/2039	1,250	1,253
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010 6.000% due 07/01/2038	1,000	1,012
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	1,097
		3,362
TEXAS 13.7%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,995
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,727
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,069
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,300	1,304
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	5,102
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (d)	4,000	4,701
Houston Community College System, Texas General Obligation Bonds, Series 2013 4.000% due 02/15/2043 (d)	5,000	5,263
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,714
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (d)	300	342
4.000% due 08/15/2035 (d)	800	910
4.000% due 08/15/2036 (d)	600	681
4.000% due 08/15/2037 (d)	900	1,018
4.000% due 08/15/2040 (d)	900	1,012
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	3,000	3,079
5.500% due 09/01/2041	600	637
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,648
5.000% due 01/01/2048	1,250	1,425
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	528
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	174
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	8,160	8,993
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	2,464
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	521
		47,307
UTAH 1.0%
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	3,000	3,382
		3,382
VIRGINIA 3.4%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,128
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013
2.000% due 10/01/2048 ^(a)	201	17
6.000% due 06/01/2043	611	589
University of Virginia Revenue Bonds, Series 2018 4.000% due 08/01/2048 (d)	5,000	5,510
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (d)	4,000	4,561
		11,805
WASHINGTON 2.4%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	4,373
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	1,083
Washington Health Care Facilities Authority Revenue Bonds, Series 2010 5.500% due 12/01/2039	500	514
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	1,250	1,486

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	772
		8,228
WEST VIRGINIA 1.1%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,021
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (d)	1,500	1,671
West Virginia State General Obligation Bonds, Series 2019 5.000% due 12/01/2041	1,000	1,249
		3,941
WISCONSIN 4.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,768
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	2,500	2,560
7.000% due 07/01/2048	750	780
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,698
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010 5.625% due 04/15/2039	1,000	1,002
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,591
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (d)	2,000	2,237
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,415
		17,051
Total Municipal Bonds & Notes (Cost $539,700)		572,922
Total Investments in Securities (Cost $539,700)		572,922
Total Investments 165.4% (Cost $539,700)		$572,922
Auction Rate Preferred Shares (44.7)%		(154,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (9.9)%		(34,239)
Other Assets and Liabilities, net (10.8)%		(37,552)
Net Assets Applicable to Common Shareholders 100.0%		$346,431

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	March 31, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(e)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2020.

(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	5.500%	11/15/2056	07/20/2007	$5	$24	0.01%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2020
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$28,971	$0	$28,971
Arizona	0	22,703	0	22,703
California	0	39,771	0	39,771
Colorado	0	14,239	0	14,239
Connecticut	0	1,250	0	1,250
District of Columbia	0	5,604	0	5,604
Florida	0	24,381	0	24,381
Georgia	0	19,856	0	19,856
Hawaii	0	1,516	0	1,516
Illinois	0	51,927	0	51,927
Indiana	0	3,839	0	3,839
Iowa	0	726	0	726
Kansas	0	2,147	0	2,147
Kentucky	0	2,017	0	2,017
Louisiana	0	17,641	0	17,641
Maryland	0	6,842	0	6,842
Massachusetts	0	29,417	0	29,417
Michigan	0	21,233	0	21,233
Minnesota	0	1,968	0	1,968
Missouri	0	703	0	703
Nebraska	0	6,617	0	6,617
Nevada	0	8,438	0	8,438
New Jersey	0	26,892	0	26,892
New Mexico	0	1,002	0	1,002
New York	0	61,039	0	61,039
North Carolina	0	8,980	0	8,980
Ohio	0	32,743	0	32,743
Oklahoma	0	1,799	0	1,799
Pennsylvania	0	16,895	0	16,895
Puerto Rico	0	8,551	0	8,551
South Carolina	0	8,139	0	8,139
Tennessee	0	3,362	0	3,362
Texas	0	47,307	0	47,307
Utah	0	3,382	0	3,382
Virginia	0	11,805	0	11,805
Washington	0	8,228	0	8,228
West Virginia	0	3,941	0	3,941
Wisconsin	0	17,051	0	17,051
Total Investments	$0	$572,922	$0	$572,922
There were no significant transfers into or out of Level 3 during the period ended March 31, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Notes to Financial Statements (Cont.)

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
TBA	To-Be-Announced